Postretirement Benefit and Post Employment Obligations - Additional Information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($) plan employee	Dec. 31, 2014 USD ($) employee	Dec. 31, 2013 USD ($)
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Rate of compensation increase		2.00%
Post-employment obligation		$ 2.2	$ 2.1
Foreign Pension Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Number of defined benefit pension plans | plan		2
Number of employees under defined benefit plans | employee		158	164
Net actuarial gains (losses) recognized in accumulated other comprehensive income		$ 0.6	$ (0.1)
Accumulated benefit obligation for pension plan		13.9	17.0
Net periodic benefit cost		$ 0.8	$ 1.1	$ 1.3
Expected long-term rate of return on plan assets		3.25%
Expected benefit to be paid for pension plan in 2016		$ 0.6
Expected benefit to be paid for pension plan in 2017		0.5
Expected benefit to be paid for pension plan in 2018		0.4
Expected benefit to be paid for pension plan in 2019		0.5
Expected benefit to be paid for pension plan in 2020		0.4
Expected benefit to be paid for pension plan thereafter		$ 5.6
Scenario, Forecast [Member] | Foreign Pension Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Net periodic benefit cost	$ 0.8
Estimated future employer and participant contributions in next fiscal year	1.0
Estimated future employer contributions in next fiscal year	0.9
Estimated future participant contributions in next fiscal year	$ 0.1
Contract Termination [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan actuarial calculations, average length of service		6 years 1 month 13 days	5 years 10 months 28 days
Rate of compensation increase		5.00%
Discount rate		2.50%	2.00%
Post-employment obligation		$ 2.2	$ 2.1
Minimum [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Expected long-term rate of return on plan assets		3.25%	3.25%
Rate of compensation increase			3.00%
Discount rate		1.95%	2.00%
Minimum [Member] | Contract Termination [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Rate of compensation increase			2.00%
Maximum [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Expected long-term rate of return on plan assets		5.30%	5.30%
Rate of compensation increase			3.50%
Discount rate		2.45%	2.35%
Maximum [Member] | Contract Termination [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Rate of compensation increase			3.00%
Pension Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined contribution plan expenses		$ 2.4	$ 3.0	$ 2.3